STATEMENT OF OPERATIONS - USD ($)	3 Months Ended		5 Months Ended		6 Months Ended		11 Months Ended	12 Months Ended
	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Jun. 30, 2020	Jun. 30, 2021	Jun. 21, 2020	Dec. 31, 2020	Dec. 31, 2019
Operating loss				$ (6,238,000)	$ (22,795,000)	$ (1,619,000)	$ (16,946,000)	$ (3,216,000)
Total other expense				(12,000)	23,000	23,000	15,000	24,000
Net loss				$ (4,972,000)	$ (23,575,000)	$ (1,334,000)	$ (14,374,000)	$ (3,357,000)
Weighted average ordinary shares outstanding, basic and diluted				100	100		100
Basic and diluted net loss per Unit				$ (50)	$ (236)		$ (144)
CIK_0001819810_Genesis Park Acquisition Corp [Member]
General and administrative expenses	$ 707,636		$ 39,657		$ 921,610
Operating loss	(707,636)		(39,657)		(921,610)
Excess of fair value of Private Placement Warrants	(5,062,749)		(11,211,642)		(4,617,084)
Transaction costs			(1,021,001)
Interest earned on marketable securities held in Trust Account	18,185		10,751		46,643
Total other expense	(5,044,564)		(12,221,892)		(4,570,441)
Net loss	$ (5,752,200)	$ 260,149	$ (12,261,549)		$ (5,492,051)
Common Class A [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Weighted average ordinary shares outstanding, basic and diluted			16,377,622
Basic and diluted net loss per Unit	$ 0.00		$ 0.00		$ 0.00
Common Class B [Member] | CIK_0001819810_Genesis Park Acquisition Corp [Member]
Weighted average ordinary shares outstanding, basic and diluted	4,094,406		3,827,271		4,094,406
Basic and diluted net loss per Unit	$ (1.40)		$ (3.20)		$ (1.35)